MIN-Q3

Quarterly Report
July 31, 2025
MFS®  Intermediate
Income Trust

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.7%
Asset-Backed & Securitized – 9.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$10,250,998	$390,594
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.964% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,087,000	1,084,791
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.225% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	200,329	200,197
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	84,100	84,124
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.901% (SOFR - 1mo. + 0.6%), 2/18/2028	334,716	334,852
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	1,380,095	1,372,458
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.856% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,112,500	1,111,841
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.997% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,522,500	1,516,836
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	140,235	141,263
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	298,000	297,562
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.959% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	600,000	600,408
BDS 2021-FL9 Ltd., “A”, FLR, 5.534% ((SOFR - 1mo. + 0.11448%) + 1.07%), 11/16/2038 (n)	146,618	146,163
BDS 2024-FL13 Ltd., “A”, FLR, 5.926% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	305,500	306,230
Brazos Securitization LLC, 5.014%, 9/01/2031 (n)	614,343	620,149
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	374,282	381,103
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.758% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,000,000	1,981,521
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	198,877	198,731
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	214,765	216,897
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,628,860
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	188,000	188,220
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	236,027	238,426
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	145,065	146,024
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	130,700	130,784
GreatAmerica Leasing Receivables Funding LLC, 2025-1, “A2”, 4.52%, 10/15/2027 (n)	515,000	514,582
Kubota Credit Owner Trust, 2025-1A, “A2”, 4.61%, 12/15/2027 (n)	370,000	370,332
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	716,704	716,523
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.106% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	1,500,000	1,500,095
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	395,000	395,289
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	443,094	439,281
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	469,312	469,068
Neuberger Berman CLO Ltd., 2023-53A, “BR”, FLR, 6.018% (SOFR - 3mo. + 1.7%), 10/24/2037 (n)	758,092	761,136
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	236,099	237,008
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	71,471	71,678
OBX Trust, 2024-NQM12, “A1”, 5.475%, 7/25/2064 (n)	341,830	340,825
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	1,097,649	1,100,024
Palmer Square Loan Funding 2025-1A Ltd., “A1”, FLR, 5.12% (SOFR - 3mo. + 0.8%), 2/15/2033 (n)	600,000	598,123
Palmer Square Loan Funding 2025-1A Ltd., “A2”, FLR, 5.521% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	900,000	892,237
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 0% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)(w)	1,100,000	1,100,000
PFP III 2024-11 Ltd., “11A”, FLR, 6.168% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	668,868	670,397
PFS Financing Corp., 2024-A, “A”, FLR, 5.189% (SOFR - 1mo. + 0.85%), 1/15/2028 (n)	1,700,000	1,702,005
PFS Financing Corp., 2025-A, “A”, FLR, 4.989% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	721,000	720,661
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	443,295	442,632
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	280,000	280,043
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.666% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	143,659	143,679
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.966% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	199,500	199,419
SBNA Auto Lease Trust, 2025-A, “A2”, 4.68%, 4/20/2027 (n)	365,701	365,738
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	175,919	175,908
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	880,478	880,672
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	593,840	593,874
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	165,948	165,947
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	241,215	240,682
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 4.912% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	35,679	35,682
		$29,441,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.7%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$958,000	$963,388
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	966,924
LKQ Corp., 5.75%, 6/15/2028	862,000	882,441
LKQ Corp., 6.25%, 6/15/2033	1,176,000	1,229,057
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	762,000	726,501
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	532,000	448,601
		$5,216,912
Brokerage & Asset Managers – 2.7%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,563,232
Charles Schwab Corp., 5.875%, 8/24/2026	425,000	430,764
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,535,000	1,586,557
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	691,041
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,798,490
LPL Holdings, Inc., 6.75%, 11/17/2028	1,437,000	1,525,827
		$8,595,911
Building – 0.6%
Allegion US Holding Co., Inc., 5.6%, 5/29/2034	$1,713,000	$1,750,833
Business Services – 1.6%
Paychex, Inc., 5.6%, 4/15/2035	$1,890,000	$1,942,290
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	1,499,000	1,384,379
Verisk Analytics, Inc., 4.125%, 3/15/2029	716,000	710,356
Verisk Analytics, Inc., 5.75%, 4/01/2033	850,000	889,742
		$4,926,767
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$372,000	$377,374
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,559,000	1,593,363
		$1,970,737
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$1,216,000	$1,242,727
Regal Rexnord Corp., 6.05%, 4/15/2028	1,533,000	1,579,226
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	1,760,000	1,769,222
		$4,591,175
Consumer Products – 0.3%
Haleon US Capital LLC, 3.375%, 3/24/2029	$860,000	$830,872
Consumer Services – 2.0%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,684,378
CBRE Services, Inc., 5.5%, 6/15/2035	1,500,000	1,514,398
Conservation Fund, 3.474%, 12/15/2029	563,000	528,598
Rentokil Terminix Funding LLC, 5.625%, 4/28/2035 (n)	1,668,000	1,688,608
		$6,415,982
Containers – 0.6%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,478,020
Berry Global, Inc., 5.5%, 4/15/2028	325,000	332,508
		$1,810,528
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,049,000	$1,027,953
Molex Electronic Technologies LLC, 5.25%, 4/30/2032 (n)	1,392,000	1,396,442
		$2,424,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.5%
Broadcom, Inc., 4.55%, 2/15/2032	$1,671,000	$1,648,734
Emerging Market Quasi-Sovereign – 0.5%
Qatar Petroleum, 2.25%, 7/12/2031 (n)	$1,635,000	$1,435,530
Energy - Independent – 0.9%
Occidental Petroleum Corp., 6.625%, 9/01/2030	$800,000	$844,465
Occidental Petroleum Corp., 5.55%, 10/01/2034	375,000	367,767
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,750,000	1,549,764
		$2,761,996
Energy - Integrated – 0.4%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$1,252,000	$1,245,078
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$332,000	$300,358
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	568,411
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	828,075
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,215,727
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	789,000	803,881
		$4,716,452
Food & Beverages – 3.1%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,356,000	$1,377,171
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,302,404
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,451,000	1,374,233
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,836,137
Mars, Inc., 5.2%, 3/01/2035 (n)	1,666,000	1,673,975
		$9,563,920
Gaming & Lodging – 1.6%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,878,928
Marriott International, Inc., 2.85%, 4/15/2031	802,000	727,022
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,485,771
		$5,091,721
Industrial – 0.4%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,190,500
Insurance – 1.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$539,044
Corebridge Financial, Inc., 3.85%, 4/05/2029	2,500,000	2,442,401
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,913,973
		$4,895,418
Insurance - Health – 0.9%
Elevance Health, Inc., 4.95%, 11/01/2031	$1,905,000	$1,915,869
Humana, Inc., 3.7%, 3/23/2029	867,000	839,251
		$2,755,120
Insurance - Property & Casualty – 0.6%
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	$1,626,000	$1,773,991
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,181,000	$1,228,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.1%
AGCO Corp., 5.8%, 3/21/2034	$529,000	$539,143
CNH Industrial N.V., 3.85%, 11/15/2027	3,066,000	3,030,067
		$3,569,210
Major Banks – 9.5%
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$2,224,000	$2,162,875
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	1,823,000	1,606,609
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,392,139
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,672,939
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	1,677,000	1,888,363
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	443,475
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,086
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	882,422
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	1,142,000	1,194,800
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	357,000	359,805
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	2,008,507
Mizuho Financial Group, 5.754%, 5/27/2034	2,000,000	2,088,256
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,381,733
Morgan Stanley, 3.625%, 1/20/2027	824,000	815,957
Morgan Stanley, 3.95%, 4/23/2027	290,000	287,580
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	947,927
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	1,750,000	1,760,259
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,429,648
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,088,000	2,080,540
		$29,560,920
Medical & Health Technology & Services – 0.7%
IQVIA, Inc., 5.7%, 5/15/2028	$472,000	$483,092
IQVIA, Inc., 6.25%, 2/01/2029	353,000	368,870
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,250,000	1,236,610
		$2,088,572
Metals & Mining – 1.6%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,120,000	$1,122,206
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	789,373
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,164,267
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,858,207
		$4,934,053
Midstream – 1.8%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,420,402
MPLX LP, 4%, 3/15/2028	1,395,000	1,375,974
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,439,088
Targa Resources Corp., 4.2%, 2/01/2033	357,000	333,764
Targa Resources Corp., 6.125%, 3/15/2033	577,000	606,808
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	499,000	509,349
		$5,685,385
Mortgage-Backed – 6.9%
Fannie Mae, 6.5%, 11/01/2031	$176,718	$182,252
Fannie Mae, 5.15%, 10/25/2052	1,260,830	1,217,857
Fannie Mae, 5.25%, 12/25/2053	888,097	887,654
Fannie Mae, 5.75%, 12/25/2054	456,888	457,811
Fannie Mae, 5.5%, 2/25/2055	895,538	896,735
Fannie Mae, 5.7%, 7/25/2055	555,816	554,261
Freddie Mac, 2.57%, 7/25/2026	3,115,133	3,062,270
Freddie Mac, 0.443%, 5/25/2029 (i)	6,517,543	98,749
Freddie Mac, 0.816%, 7/25/2029 (i)	4,920,901	148,615
Freddie Mac, 0.571%, 1/25/2030 (i)	1,501,364	35,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.354%, 2/25/2031 (i)	$6,786,456	$144,782
Freddie Mac, 0.265%, 5/25/2033 (i)	6,200,000	130,475
Freddie Mac, 0.176%, 10/25/2033 (i)	11,614,030	193,680
Freddie Mac, 6%, 8/01/2034	3,255	3,375
Freddie Mac, 0.905%, 9/25/2034 (i)	1,558,346	108,231
Freddie Mac, 0.246%, 1/25/2035 (i)	7,378,905	173,060
Freddie Mac, 0.278%, 7/25/2035 (i)	23,608,032	325,080
Freddie Mac, 2.5%, 3/25/2051 (i)	900,870	148,460
Freddie Mac, 5.17%, 9/25/2052	762,694	735,624
Freddie Mac, 6.58%, 12/25/2053	599,009	596,763
Freddie Mac, 5.65%, 8/25/2054	899,456	898,239
Freddie Mac, 5.25%, 10/25/2054	1,164,981	1,163,451
Freddie Mac, 5.3%, 2/25/2055	1,433,338	1,431,594
Freddie Mac, 5.75%, 2/25/2055 - 6/25/2055	977,165	977,939
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	152,378	159,233
Ginnie Mae, 5.053%, 6/20/2055	622,583	620,367
Ginnie Mae, 5.128%, 6/20/2055	624,293	615,133
Ginnie Mae, 4.991%, 4/20/2068	1,310,528	1,317,963
Ginnie Mae, 5.425%, 5/20/2068	715,081	718,110
Ginnie Mae, 4.936%, 11/20/2068 - 8/20/2069	650,177	651,578
Ginnie Mae, 4.747%, 12/20/2071	438,701	436,121
Ginnie Mae, 4.997%, 8/20/2074 - 1/20/2075	1,936,386	1,935,318
Ginnie Mae, 4.347%, 11/20/2074	593,028	588,237
		$21,614,147
Municipals – 4.4%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$945,000	$943,116
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,348,746
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	475,000	418,531
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	1,600,000	1,494,925
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “N”, 6.069%, 7/01/2033	1,750,000	1,817,034
Michigan Finance Authority, Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,248,906
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,694,950
University of California, General Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,785,594
		$13,751,802
Other Banks & Diversified Financials – 1.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$352,000	$371,488
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	637,000	657,623
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	633,000	636,387
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,784,000	1,757,256
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	819,000	882,339
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	789,000	811,193
		$5,116,286
Pharmaceuticals – 0.7%
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)	$2,000,000	$2,127,774
Real Estate - Retail – 2.8%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,275,560
NNN REIT, Inc., 5.6%, 10/15/2033	675,000	696,660
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,812,023
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,893,084
		$8,677,327
Specialty Stores – 1.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,362,096
Ross Stores, Inc., 4.8%, 4/15/2030	2,358,000	2,357,962
		$4,720,058

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.9%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$947,000	$929,548
Crown Castle, Inc., REIT, 2.25%, 1/15/2031	1,000,000	873,983
Rogers Communications, Inc., 3.2%, 3/15/2027	1,739,000	1,702,743
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,423,082
		$5,929,356
Tobacco – 1.2%
B.A.T. Capital Corp., 5.35%, 8/15/2032	$2,000,000	$2,041,164
Philip Morris International, Inc., 5.75%, 11/17/2032	1,773,000	1,860,939
		$3,902,103
Transportation - Services – 2.4%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$653,000	$662,086
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,260,000	1,270,840
GXO Logistics, Inc., 6.25%, 5/06/2029	625,000	650,089
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	648,000	653,421
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	911,000	930,932
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	463,282
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,380,415
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	1,056,367
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	323,983
		$7,391,415
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.36%, 11/01/2025	$5,977	$5,964
Small Business Administration, 5.39%, 12/01/2025	3,955	3,950
		$9,914
U.S. Treasury Obligations – 22.4%
U.S. Treasury Notes, 2%, 8/15/2025	$5,225,000	$5,219,965
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	5,054,967
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,506,602
U.S. Treasury Notes, 1.875%, 2/28/2027	7,566,500	7,320,589
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,962,938
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	6,090,449
U.S. Treasury Notes, 3.75%, 8/15/2027 (f)	11,885,000	11,840,431
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,259,007
U.S. Treasury Notes, 4.375%, 12/31/2029	4,100,000	4,171,910
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,539,150
U.S. Treasury Notes, 4.625%, 4/30/2031	1,626,000	1,674,716
U.S. Treasury Notes, 4.125%, 11/15/2032	3,400,000	3,392,430
U.S. Treasury Notes, 4.25%, 5/15/2035	3,918,000	3,883,718
		$69,916,872
Utilities - Electric Power – 4.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$364,000	$365,930
Enel Americas S.A., 4%, 10/25/2026	252,000	250,107
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	895,000	898,481
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,791,918
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,776,828
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,626,964
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	406,056
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	903,973
Pacific Gas & Electric Co., 6.1%, 1/15/2029	326,000	337,160
PSEG Power LLC, 5.2%, 5/15/2030 (n)	314,000	320,831
Southern California Edison Co., 6.65%, 4/01/2029	816,000	850,269
		$12,528,517
Total Bonds		$307,806,048

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	2,877,478	$2,877,478

Other Assets, Less Liabilities – 0.4%		1,234,600
Net Assets – 100.0%		$311,918,126

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,877,478 and
$307,806,048, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $85,690,578, representing 27.5% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	71	$7,885,438	September – 2025	$36,337
U.S. Treasury Note 5 yr	Long	USD	372	40,239,937	September – 2025	65,285
						$101,622
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	114	$23,596,219	September – 2025	$(17,330)
At July 31, 2025, the fund had liquid securities with an aggregate value of $764,124 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$69,926,786	$—	$69,926,786
Non - U.S. Sovereign Debt	—	2,663,721	—	2,663,721
Municipal Bonds	—	13,751,802	—	13,751,802
U.S. Corporate Bonds	—	124,137,170	—	124,137,170
Residential Mortgage-Backed Securities	—	27,087,624	—	27,087,624
Commercial Mortgage-Backed Securities	—	7,292,859	—	7,292,859
Asset-Backed Securities (including CDOs)	—	16,675,238	—	16,675,238
Foreign Bonds	—	46,270,848	—	46,270,848
Investment Companies	2,877,478	—	—	2,877,478
Total	$2,877,478	$307,806,048	$—	$310,683,526
Other Financial Instruments
Futures Contracts – Assets	$101,622	$—	$—	$101,622
Futures Contracts – Liabilities	(17,330)	—	—	(17,330)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,831,354	$56,571,303	$62,524,130	$(169)	$(880)	$2,877,478

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$217,527	$—